DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)				1 Months Ended		3 Months Ended	9 Months Ended
	Oct. 18, 2021	Jun. 24, 2021	Feb. 16, 2021	Feb. 16, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 23, 2021	Dec. 31, 2019	Sep. 12, 2019	Dec. 10, 2012
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)					$ 0.001		$ 0.001			$ 0.001		$ 0.001
Shares issued in transaction (in shares)		76,874,354
Scenario, Plan | Subsequent Event
Class of Stock [Line Items]
Anticipated proceeds from pipe investment	$ 200,000
ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Shares issued (in shares)				253,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001
Secondary sale amount if cash on hand does not exceed threshold at closing		$ 0
Reverse recapitalization, secondary sale amount determination, amount subtracted from cash on hand at closing		150,000,000
Per unit price (in dollars per share)			$ 10.00	$ 10.00	$ 10.00
Transaction costs amounted					$ 14,438,150		$ 14,438,150
Underwriting fees					5,060,000		5,060,000
Deferred underwriting fees					8,855,000		8,855,000
Initial public offering amount				$ 253,000,000
Cash			$ 3,550	$ 3,550
Other offering costs					$ 523,150		$ 523,150
Minimum percentage of trust account required for business combination					80.00%		80.00%
Net tangible assets					$ 5,000,001		$ 5,000,001
Percentage of restricted redeeming shares					20.00%		20.00%
Percentage of public shares required to be redeemed if business combination is not completed within specified period					100.00%		100.00%
Redemption price percentage					100.00%		100.00%
Dissolution expenses					$ 100,000		$ 100,000
Public share price (in dollars per share)					$ 10.00		$ 10.00
ION Acquisition Corp 2 LTD | Subsequent Event
Class of Stock [Line Items]
Additional shares purchased	200,000
Anticipated proceeds from pipe investment	$ 200,000,000
Class B ordinary shares | ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	0.0001	$ 0.1000	0.0001	$ 0.1000	$ 0.0001
Class A ordinary shares | ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	0.0001	$ 0.0001	0.0001		$ 0.0001
Shares issued in transaction (in shares)						25,300,000
Per unit price (in dollars per share)					$ 12.00		$ 12.00
Initial public offering amount						$ 0
Class A ordinary shares | ION Acquisition Corp 2 LTD | Subsequent Event
Class of Stock [Line Items]
Shares issued in transaction (in shares)	5,000,000
Aggregate value	$ 50,000,000
ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Secondary sale amount if cash on hand does not exceed threshold at closing		0
Reverse recapitalization, secondary sale amount determination, amount subtracted from cash on hand at closing		$ 150,000,000
Post-Business Combination Company | ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Percentage of outstanding voting securities					50.00%		50.00%
Dynamo Creative SRL
Class of Stock [Line Items]
Percentage of outstanding voting securities											100.00%
Net tangible assets											$ 17,000
IPO | ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Shares issued (in shares)				25,300,000
Shares issued in transaction (in shares)			25,300,000	25,300,000
Per unit price (in dollars per share)			$ 10.00	$ 10.00
IPO | Class A ordinary shares | ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Shares issued (in shares)				25,300,000
Per unit price (in dollars per share)			$ 10.00	$ 10.00
Over-Allotment Option | ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Shares issued (in shares)				3,300,000
Shares issued in transaction (in shares)			3,300,000	3,300,000
Per unit price (in dollars per share)			$ 10.00	$ 10.00
Gross proceeds				$ 253,000,000
Private Placement | ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Shares issued in transaction (in shares)					7,060,000	7,060,000,000	7,060,000
Per unit price (in dollars per share)					$ 1.00		$ 1.00
Aggregate value					$ 7,060,000
Gross proceeds from private placement					$ 7,060,000		$ 7,060,000
Subscription Agreements | Scenario, Plan
Class of Stock [Line Items]
Shares issued in transaction (in shares)							15,000,000
Per unit price (in dollars per share)							$ 10.00
Subscription Agreements | Class A ordinary shares | ION Acquisition Corp 2 LTD
Class of Stock [Line Items]
Shares issued in transaction (in shares)		15,000,000
Per unit price (in dollars per share)		$ 10.00
Aggregate value		$ 150,000,000
New Subscription Agreements | Scenario, Plan | Subsequent Event
Class of Stock [Line Items]
Additional shares issuable (shares)	5,000,000
Aggregate value	$ 50,000
New Subscription Agreements | Scenario, Plan | Subsequent Event | Affiliated Entity
Class of Stock [Line Items]
Additional shares issuable (shares)	200,000